Employee Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	$ 144,862
Fair value of assets, ending balance	156,732	$ 144,862
Defined Benefit Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	6,770
Interest income on plan assets	16,376	17,375
Fair value of assets, ending balance	4,701	6,770
Defined Benefit Plan [member] | Plan Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	178,594	189,697
Interest income on plan assets	12,827	11,699
Remeasurament of interest assumptions	7,385	(14,361)
Employer contributions	34,083	31,871
Benefits paid	(25,509)	(26,268)
Exchange differences	(2,853)	(14,044)
Fair value of assets, ending balance	$ 204,527	$ 178,594